SUMMARY OF ACCOUNTS AND OTHER RECEIVABLES (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Accounts And Other Receivables
Trade receivables	$ 103,471	$ 36,734	$ 7,206
Sales taxes receivable	71,785	124,313	73,953
Total	$ 175,256	$ 161,047	$ 81,159